Item 1. Report to Shareholders

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights           For a share outstanding throughout each period

                   6 Months      Year
                      Ended     Ended
                    4/30/04  10/31/03  10/31/02  10/31/01  10/31/00  10/31/99
NET ASSET VALUE

Beginning of
period             $  14.30  $   9.87   $  9.15   $ 12.42   $ 11.08   $  7.95

Investment
activities

  Net investment
  income (loss)        0.06      0.09      0.04      0.02     (0.02)    (0.01)*

  Net realized and
  unrealized gain
  (loss)               1.26      4.36      0.68     (3.30)     1.34      3.18

  Total from
  investment
  activities           1.32      4.45      0.72     (3.28)     1.32      3.17

Distributions

  Net investment
  income              (0.09)    (0.02)    (0.01)        -         -     (0.04)

  Redemption
  fees added to
  paid-in-capital         -         -      0.01      0.01      0.02          -

NET ASSET VALUE

End of period      $  15.53  $  14.30   $  9.87   $  9.15   $ 12.42   $ 11.08
                   -----------------------------------------------------------

Ratios/Supplemental
Data

Total return^          9.27%    45.16%     7.97%   (26.33)%   12.09%    40.08%*

Ratio of total
expenses to
average net assets     1.33%!    1.43%     1.51%      1.58%    1.50%     1.75%*

Ratio of net
investment income
(loss) to average
net assets             0.93%!    1.12%     0.41%      0.19%  (0.12)%   (0.14)%*

Portfolio turnover
rate                   73.6%!    65.6%     70.5%      70.3%    56.1%     59.0%

Net assets,
end of period
(in thousands)     $ 509,192 $ 345,380  $158,465  $131,436  $152,990   $108,418

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

   * Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 10/31/01.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments (ss.) ++                          Shares         Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

ARGENTINA   0.5%

Common Stocks   0.5%

Quilmes Industrial ADR (USD) *                             57,900         1,056

Tenaris ADR (USD)                                          58,400         1,751

Total Argentina (Cost $2,597)                                             2,807

BRAZIL   9.3%

Common Stocks   7.0%

Cia De Concessoes                                          99,100           848

Companhia de Bebidas ADR (USD)                            131,097         2,459

Companhia Siderurgica Nacional                         51,191,600         2,427

Companhia Vale do Rio Doce ADR (USD)                       90,000         3,518

Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share) (USD)                    45,800         2,084

Embraer Aircraft ADR (USD)                                 42,405         1,094

Petroleo Brasileiro (Petrobras) ADR (USD)                 465,590        11,616

Tele Centro Oeste Celular ADR (USD)                             1             0

Tele Norte Leste Participacoes *                      210,070,900         2,285

Tele Norte Leste Participacoes ADR (USD)                  222,000         2,629

Telemig Celular Participacoes ADR (USD)                    27,000           826

Telesp Celular Participacoes ADR (USD) *                  489,600         3,491

Votorantim Celulose ADR (USD)                              75,600         2,374

                                                                         35,651

Preferred Stocks   2.3%

Ambev                                                           5             0

Banco Bradesco                                             27,499         1,114

Banco Itau Holding Financeira                          37,235,300         2,949

Caemi Mineracao e Metalurgica *                         2,091,200           761

Cia Energetica Minas Gerais (Cemig)                   200,905,000         3,073

Cia Suzano de Papel e Celulose                            676,100         2,987

Gerdau                                                     57,000           601

                                                                         11,485

Total Brazil (Cost $47,722)                                              47,136

CHINA   3.8%

Common Stocks   3.8%

China Insurance (HKD)                                   3,976,000         1,903

China Mobile (Hong Kong) (HKD)                          1,920,000         5,008

China Resources Enterprise (HKD)                        1,784,000         2,053

Cnooc (HKD)                                             8,110,000         2,886

Panva Gas Holdings (HKD) *                              5,199,000         2,314

Shanghai Forte Land Company
(H shares) (HKD) *                                      6,712,000         1,479

Shanghai Industrial Holdings (HKD)                        751,000         1,400

tom.com (HKD) *                                        10,198,000         2,239

Total China (Cost $21,224)                                               19,282

CZECH REPUBLIC   0.5%

Common Stocks   0.5%

Komercni Banka                                             24,134         2,649

Total Czech Republic (Cost $2,201)                                        2,649

EGYPT   0.4%

Common Stocks   0.4%

Orascom Construction Industries                           145,300         2,251

Total Egypt (Cost $2,241)                                                 2,251

HUNGARY   0.4%

Common Stocks   0.4%

Gedeon Richter                                             21,119         2,145

Total Hungary (Cost $2,108)                                               2,145

INDIA   4.9%

Common Stocks   4.9%

Arvind Mills *                                          1,774,157         1,985

Ballarpur Industries, 144A (USD)                          130,530           966

Castrol (India)                                           110,400           447

HDFC Bank *                                               294,000         2,512

Hindalco Industries                                        65,780         1,633

I-Flex Solutions                                           52,500           624

I-Flex Solutions 144A *                                    58,800           699

ITC                                                       128,160         3,104

Mahindra & Mahindra                                       240,800         2,540

Oil & Natural Gas *                                        82,000         1,549

Oil & Natural Gas (Regulation S shares) *                  83,600         1,579

Tata Tea                                                  287,200         2,455

Zee Telefilms                                           1,800,500         5,122

Total India (Cost $22,163)                                               25,215

INDONESIA   1.0%

Common Stocks   1.0%

INDOSAT                                                 6,477,500         2,920

Telekom Indonesia                                       2,301,000         2,098

Total Indonesia (Cost $3,839)                                             5,018

ISRAEL   5.9%

Common Stocks   5.9%

Bank Hapoalim                                           1,665,198         4,268

Check Point Software Technologies (USD) *                 182,414         4,274

Koor Industries *                                          37,748         1,463

Lipman Electronic Engineering (USD) *                      46,800         2,083

Makhteshim-Agan Industries *                              848,300         3,411

NICE Systems ADR (USD) *                                   89,900         2,086

Orbotech (USD) *                                          134,600         2,843

Partner Communications ADR (USD) *                        559,930         4,239

Teva Pharmaceutical ADR (USD)                              90,940         5,598

Total Israel (Cost $28,333)                                              30,265

KAZAKHSTAN   1.0%

Common Stocks   1.0%

PetroKazakhstan (USD)                                     181,100         4,855

Total Kazakhstan (Cost $5,331)                                            4,855

MALAYSIA   6.6%

Common Stocks   6.6%

Astro All Asia *                                        1,174,100         1,607

Astro All Asia (Regulation S shares) *                    536,000           734

Berjaya Sports Toto                                     2,505,600         2,884

CIMB Berhad                                             1,770,200         2,579

Hong Leong Bank                                         1,776,100         2,381

IJM                                                     1,706,200         2,093

Magnum                                                  3,719,700         2,832

Malayan Banking Berhad                                  2,299,400         6,345

Malaysian Industrial Development Finance Berhad         4,793,100         1,499

MK Land Holdings                                        3,340,900         2,455

Multi-Purpose Holdings *                                3,487,100         1,161

Multi Purpose Holdings, Warrants, 2/26/09 *               355,350            58

Public Bank Berhad                                      2,247,800         2,018

Sime Darby                                              1,319,000         1,874

Symphony House *                                        2,224,300           949

Symphony House, Class A *!!                               302,200           127

Symphony House, Warrants, 3/11/08 *                       444,860             0

Telekom Malaysia *                                        624,000         1,549

Telekom Malaysia (Regulation S shares)                    184,000           457

Total Malaysia (Cost $32,722)                                            33,602

MEXICO   7.3%

Common Stocks   7.3%

America Movil ADR (USD)                                   386,490        13,063

Cemex                                                     460,982         2,697

Consorcio ARA *                                           536,700         1,459

Grupo Aeroportuario del Sureste ADR (USD)                  64,200         1,255

Grupo Financiero Banorte                                  388,200         1,379

Grupo Modelo, Series C                                    859,000         2,148

Grupo Televisa ADR (USD)                                  110,569         4,820

Telmex ADR (USD)                                          137,051         4,679

Wal-Mart de Mexico                                      2,002,527         5,832

Total Mexico (Cost $32,963)                                              37,332

POLAND   0.2%

Common Stocks   0.2%

Telekomunikacja Polska                                    313,800         1,270

Total Poland (Cost $1,216)                                                1,270

RUSSIA   5.6%

Common Stocks   5.6%

AO VimpelCom ADR (USD) *                                   70,000         6,283

Gazprom ADR (USD)                                          66,900         2,055

Lukoil (USD)                                               86,520         2,356

Lukoil ADR (USD)                                           28,560         3,084

MMC Norilsk Nickel (USD)                                   79,100         4,730

Mobile Telesystems ADR (USD)                               43,660         4,714

YUKOS ADR (USD)                                           114,404         5,120

Total Russia (Cost $22,556)                                              28,342

SOUTH AFRICA   8.8%

Common Stocks   8.8%

ABSA Group                                                475,900         3,076

African Bank Investments                                2,612,781         3,996

Anglo American                                            454,310         9,112

Impala Platinum Holdings                                  102,860         7,028

Investec                                                  109,100         1,930

Naspers (N shares)                                        899,000         6,091

Pick 'N Pay Stores                                        678,700         1,745

SABMiller                                                 148,700         1,616

Sanlam                                                  3,792,750         4,789

Sappi                                                     106,629         1,442

Standard Bank Group                                       598,600         3,464

Telkom South Africa                                        37,200           405

Total South Africa (Cost $42,258)                                        44,694

SOUTH KOREA   20.8%

Common Stocks   18.3%

Amorepacific                                               14,110         2,255

Cheil Industries                                          139,620         2,013

Daewoo Shipbuilding & Marine Engineering,
GDR (USD)                                                   9,380           202

Daewoo Shipbuilding GDR 144A (USD)                         36,200           778

Hanwha Chemical                                           411,770         2,748

Kookmin Bank *                                            232,066         8,598

Kookmin Bank ADR (USD) *                                   19,900           738

Korean Air Lines *                                        139,100         1,881

Kumgang Korea Chemical                                     37,260         3,797

LG Chemical                                                58,870         2,363

LG Electronics *                                           59,150         3,554

LG Home Shopping                                           29,590         1,230

LG International                                          251,570         1,920

Lotte Chilsung Beverage                                     6,410         3,780

NCsoft                                                     28,300         2,010

Plenus                                                    143,800         1,923

POSCO                                                       5,650           685

Pusan Bank                                                396,230         2,292

Samsung Electronics                                        70,215        33,068

Shinhan Financial                                         222,400         3,857

Shinsegae                                                  11,280         2,537

SK Corporation *                                           86,310         3,599

South Korea Telecom                                        42,430         7,204

                                                                         93,032

Preferred Stocks   2.5%

Hyundai Motor                                             226,140         4,255

Samsung Electronics                                        31,520         8,624

                                                                         12,879

Total South Korea (Cost $80,695)                                        105,911

SWITZERLAND   0.7%

Common Stocks   0.7%

Compagnie Financiere Richemont (ZAR)                    1,452,100         3,730


Total Switzerland (Cost $3,148)                                           3,730

TAIWAN   11.9%

Common Stocks   11.9%

Acer                                                    2,443,661         3,435

Advantech                                               1,199,075         2,513

Basso Industry                                          1,124,000         2,221

Catcher Technology                                        536,000         2,231

Cathay Financial Holding *                              1,867,000         3,293

Cheng Shin Rubber Industry                              1,458,000         1,688

China Steel                                               112,000            99

China Trust Finance Holdings                            3,412,201         3,650

EVA Airways                                             3,722,699         1,507

Evergreen Marine                                        3,087,220         2,354

Far Eastern Textile *                                   2,980,000         1,778

First Financial Holdings *                              2,747,000         2,000

Formosa Plastic                                         2,064,070         2,935

Hon Hai Precision Industry                                779,259         3,054

Nan Ya Plastic                                          2,532,881         3,380

Phoenixtec Power                                          720,655           761

Polaris Securities                                      2,988,800         1,658

Quanta Computer                                           498,000         1,044

Taishin Financial Holdings                              4,157,000         3,621

Taiwan Cellular                                         1,941,001         1,774

Taiwan Semiconductor Manufacturing                      4,452,243         7,643

United Microelectronics                                 5,584,350         4,965

Vanguard International Semiconductor *                  1,907,000           858

Via Technologies                                        1,904,000         2,153

Total Taiwan (Cost $57,715)                                              60,615

THAILAND   1.9%

Common Stocks   1.9%

Bangkok Bank NVDR *                                       987,300         2,332

C.P. 7-Eleven                                           1,020,900         1,442

Kasikornbank Public NVDR *                              1,238,600         1,501

Shin                                                    2,804,500         2,471

Siam Commercial Bank                                    1,534,600         1,765

TelecomAsia, Rights *                                     187,357             0

Total Thailand (Cost $8,483)                                              9,511

TURKEY   4.1%

Common Stocks   4.1%

Akbank                                                394,601,918         1,832

Anadolu Efes Biracilik ve Malt Sanayii                106,246,000         1,490

Dogan Yayin Holding *                                 687,707,690         2,289

Hurriyet Gazete *                                     979,380,150         2,777

Turkcell Iletisim Hizmetleri *                        883,502,100         9,585

Turkcell Iletisim Hizmetleri ADR (USD) *                   12,600           359

Turkiye Garanti Bankasi *                             752,858,940         2,307

Total Turkey (Cost $16,032)                                              20,639


SHORT-TERM INVESTMENTS   3.5%

Money Market Funds   3.5%

T. Rowe Price Reserve Investment Fund, 1.09% #         17,746,765        17,747

Total Short-Term Investments (Cost $17,747)                              17,747



SECURITIES LENDING COLLATERAL   4.9%

Money Market Pooled Account   4.9%

Investment in money market pooled account
managed by JP Morgan Chase Bank, London, 1.06% #       24,727,196        24,727

Total Securities Lending Collateral (Cost $24,727)                       24,727


Total Investments in Securities
104.0% of Net Assets (Cost $478,021)                       $            529,743
                                                           --------------------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      #  Seven-day yield

      *  Non-income producing

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $127 and represents 0.02% of net assets

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $2,443 and represents 0.5% of net assets

    ADR  American Depository Receipts

    GDR  Global Depository Receipts

    HKD  Hong Kong dollar

   NVDR  Non Voting Depository Receipt

    USD  U.S. dollar

    ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $478,021)                 $  529,743

Other assets                                                            17,168

Total assets                                                           546,911

Liabilities

Total liabilities                                                       37,719

NET ASSETS                                                          $  509,192
                                                                    ----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $    1,738

Undistributed net realized gain (loss)                                  10,155

Net unrealized gain (loss)                                              51,691

Paid-in-capital applicable to 32,795,978 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                     445,608

NET ASSETS                                                          $  509,192
                                                                    ----------

NET ASSET VALUE PER SHARE                                           $    15.53
                                                                    ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $682)                            $    5,308

  Securities lending                                                         73

  Interest                                                                    3

  Total income                                                            5,384

Expenses

  Investment management                                                   2,521

  Shareholder servicing                                                     383

  Custody and accounting                                                    139

  Registration                                                               44

  Legal and audit                                                            28

  Prospectus and shareholder reports                                         21

  Directors                                                                   3

  Miscellaneous                                                              39

  Total expenses                                                          3,178

Net investment income (loss)                                              2,206

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities (net of foreign taxes of $2,949)                            46,401

  Foreign currency transactions                                              62

  Net realized gain (loss)                                               46,463

Change in net unrealized gain (loss)

  Securities                                                            (17,886)

  Other assets and liabilities
  denominated in foreign currencies                                         (13)

  Change in net unrealized gain (loss)                                  (17,899)

Net realized and unrealized gain (loss)                                  28,564

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   30,770
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months           Year
                                                          Ended          Ended
                                                        4/30/04       10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $   2,206      $   2,286

  Net realized gain (loss)                               46,463         11,070

  Change in net unrealized gain (loss)                  (17,899)        70,925

  Increase (decrease) in net assets from operations      30,770         84,281

Distributions to shareholders

  Net investment income                                  (2,522)          (328)

Capital share transactions *

  Shares sold                                           207,156        177,771

  Distributions reinvested                                2,206            294

  Shares redeemed                                       (73,952)       (75,225)

  Redemption fees received                                  154            122

  Increase (decrease) in net assets from capital
  share transactions                                    135,564        102,962

Net Assets

Increase (decrease) during period                       163,812        186,915

Beginning of period                                     345,380        158,465

End of period                                         $ 509,192      $ 345,380
                                                      ---------      ---------

(Including undistributed net investment income of $1,738 at 4/30/04 and $2,054 at 10/31/03)

*Share information

  Shares sold                                            13,142         14,856

  Distributions reinvested                                  150             28

  Shares redeemed                                        (4,657)        (6,778)

  Increase (decrease) in shares outstanding               8,635          8,106

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of
Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2004, approximately 94% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $25,192,000; aggregate collateral consisted of $24,727,000 in the money market pooled account and U.S. government securities valued at $3,658,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $290,181,000 and $163,464,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $36,306,000 of unused capital loss carryforwards, of which $17,765,000 expire in fiscal 2009, and $18,541,000 that expire in fiscal 2010.

At April 30, 2004, the cost of investments for federal income tax purposes was $478,021,000. Net unrealized gain aggregated $51,691,000 at period-end, of which $65,666,000 related to appreciated investments and $13,975,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2004, the fund had no deferred tax liability and $20,785,000 of capital loss carryforwards that expire in 2011.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $485,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $244,000 for the six months ended April 30, 2004, of which $52,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $86,000 of Spectrum Funds' expenses, of which $60,000 related to services provided by Price and $24,000 was payable at period-end. At April 30, 2004, approximately 11.1% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $80,000.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting

A description of the policies and procedures that the T. Rowe Price Emerging Markets Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004